Accounts and notes receivable, net - Accounts and notes receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts and notes receivable, net
Accounts and notes receivable	¥ 2,944,355		¥ 3,482,011
Allowance for credit losses	(692,722)		(650,888)	¥ (556,360)	¥ (437,266)
Accounts and notes receivable, net	¥ 2,251,633	$ 326,456	¥ 2,831,123